Acquisitions and Other Significant Business Activities (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) - Solid Concepts Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Adjustments due to amortization of intangibles	$ 2,261
Adjustments due to retention bonuses	(266)
Adjustments due to expenses related to business combination	(26,012)
Adjustments due to financial expenses related to Solid Concepts debts	(406)
Taxes related adjustments to the supplemental pro forma	10,513
Total pro forma information adjustments	$ (13,910)